INCOME TAXES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Valuation allowance	$ 1,729		$ 1,729	$ 21,562
Effective tax rate	31.60%	6.20%	(37.90%)	6.90%